CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Issuance costs	¥ 3,414
Initial public offering [Member]
Issuance costs			¥ 22,732
Private Placement [Member]
Issuance costs		¥ 1,078	¥ 14,279